Annual Total Returns - Insight Fund	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class A
Prospectus [Line Items]
Annual Return [Percent]	18.91%	46.33%	52.72%	(63.45%)	(6.60%)	116.01%	33.02%	12.14%	47.82%	(3.90%)
(Morgan Stanley Insight Fund - Class IR) | Class IR
Prospectus [Line Items]
Annual Return [Percent]	19.31%	46.84%	53.19%	(61.29%)	(6.23%)	116.79%